SHARE CAPITAL AND RESERVES (Details)	3 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Share Capital and Reserves
Number of options outstanding, beginning	2,000,000	2,000,000
Number of options Granted	3,480,000	0
Number of options outstanding, ending	5,480,000	2,000,000
Weighted average exercise price outstanding, beginning	$ 0.05	$ 0.05
Weighted average exercise price Granted	0.12	0
Weighted average exercise price outstanding, ending	$ 0.09	$ 0.05